UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09081

Morgan Stanley International Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2007

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Fund

Portfolio of Investments July 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (95.0%)
	Australia # (4.1%)
	Aluminum
28,830	Alumina Ltd.	$179,000

	Beverages: Alcoholic
28,866	Foster’s Group Ltd. (a)	145,111

	Beverages: Non-Alcoholic
7,548	Coca-Cola Amatil Ltd. (a)	58,415

	Biotechnology
1,359	CSL Ltd.	102,179

	Building Products
28,356	CSR Ltd. (a)	80,576

	Casino/Gaming
5,726	TABCORP Holdings Ltd. (a)	79,285

	Chemicals: Major Diversified
7,116	Orica Ltd.	170,539

	Construction Materials
14,815	Boral Ltd. (a)	97,475
11,841	James Hardie Industries NV (CDI) (a)	75,130
23,685	Rinker Group Ltd.	368,778
		541,383
	Containers/Packaging
22,378	Amcor Ltd. (a)	130,613

	Engineering & Construction
3,397	Leighton Holdings Ltd. (a)	112,774

	Financial Conglomerates
2,956	Macquarie Bank Ltd. (a)	206,200
7,797	Suncorp-Metway Ltd.	128,794
		334,994
	Food Retail
15,190	Coles Group Ltd. (a)	187,636
14,840	Woolworths Ltd.	344,358
		531,994
	Gas Distributors
6,568	AGL Energy Ltd. (a)	86,444
3,785	Alinta Ltd.	47,785
83,483	Origin Energy Ltd. (a)	695,851
		830,080
	Hospital/Nursing Management
13,440	Symbion Health Ltd.	47,520

	Industrial Conglomerates
2,777	Ansell Ltd. (a)	27,899
5,443	Wesfarmers Ltd. (a)	179,696
		207,595
	Investment Managers
18,805	AMP Ltd. (a)	161,028

	Investment Trusts/Mutual Funds
32,909	Macquarie Infrastructure Group (Stapled Securities)**	91,837

	Major Banks
20,480	Australia and New Zealand Banking Group Ltd.	491,820
16,927	Commonwealth Bank of Australia (a)	781,258
22,665	National Australia Bank Ltd.	739,352
23,934	Westpac Banking Corp.	533,245
		2,545,675
	Major Telecommunications
30,491	Telstra Corp., Ltd.	119,186

	Medical/Nursing Services
2,044	Sonic Healthcare Ltd. (a)	26,640

	Miscellaneous Commercial Services
13,997	Brambles Ltd.* (a)	131,529

	Multi-Line Insurance
24,017	Insurance Australia Group Ltd. (a)	116,426

	Oil & Gas Production
61,311	Santos Ltd. (a)	692,409
34,283	Woodside Petroleum Ltd.	1,252,740
		1,945,149
	Oil Refining/Marketing
11,640	Caltex Australia Ltd. (a)	246,165

	Other Metals/Minerals
89,284	BHP Billiton Ltd.	2,853,333
7,742	Rio Tinto Ltd. (a)	609,370
		3,462,703
	Other Transportation
5,327	Asciano Group (Stapled Securities)* ** (a)	43,385
11,411	Transurban Group (Stapled Securities)** (a)	69,284
		112,669
	Precious Metals
8,257	Newcrest Mining Ltd. (a)	174,403

	Property - Casualty Insurers
9,826	QBE Insurance Group Ltd.	250,631

	Publishing: Newspapers
14,003	Fairfax Media Ltd. (a)	57,683

	Pulp & Paper
12,093	PaperlinX Ltd.	32,875

	Real Estate Development
5,980	Lend Lease Corp., Ltd. (a)	94,724

	Real Estate Investment Trusts
1,340	Stockland (Stapled Securities)**	8,801

	Steel
19,414	BlueScope Steel Ltd. (a)	179,740
14,054	OneSteel Ltd.	79,736
		259,476
	Trucking
5,327	Toll Holdings Ltd. (a)	63,963

	Total Australia	13,453,621

	Austria # (1.4%)
	Building Products
3,590	Wienerberger AG	249,052

	Containers/Packaging
510	Mayr-Melnhof Karton AG (a)	56,516

	Electric Utilities
4,550	Oesterreichische Elektrizitaetswirtschafts AG (Verbund) (Class A)	222,460

	Industrial Machinery
1,664	Andritz AG	113,249

	Major Banks
1,872	Bank Austria Creditanstalt	368,832
13,593	Erste Bank der oesterreichischen Sparkassen AG	1,024,159
3,325	Raiffeisen International Bank-Holding AG	506,370
		1,899,361
	Major Telecommunications
19,779	Telekom Austria AG	480,833

	Multi-Line Insurance
1,012	Wiener Staedtische Versicherung AG	71,350

	Oil Refining/Marketing
9,704	OMV AG	603,849

	Other Transportation
625	Flughafen Wien AG	65,329

	Real Estate Development
14,753	Immofinanz Immobilien Anlagen AG*	185,361
4,841	Meinl European Land Ltd.*	112,879
		298,240
	Steel
2,136	Boehler-Uddeholm AG	212,644
4,336	voestalpine AG (a)	359,660
		572,304

	Total Austria	4,632,543

	Belgium # (0.6%)
	Chemicals: Specialty
1,069	Solvay S.A.	162,311

	Electronic Equipment/Instruments
1,249	Agfa Gevaert NV	26,210

	Financial Conglomerates
18,591	Fortis (a)	738,698

	Major Banks
15,105	Dexia S.A.	431,589
2,077	KBC GROEP NV	270,205
		701,794
	Major Telecommunications
1,989	Belgacom S.A.	80,135

	Metal Fabrications
131	Bekaert NV	18,652

	Other Metals/Minerals
454	Umicore	102,506

	Pharmaceuticals: Other
1,779	UCB S.A.	99,847

	Total Belgium	1,930,153

	Bermuda # (0.2%)
	Apparel/Footwear
7,000	Yue Yuen Industrial (Holdings) Ltd.	21,820

	Construction Materials
7,000	Cheung Kong Infrastructure Holdings Ltd. (a)	24,938

	Electronic Equipment/Instruments
550,921	China Water Affairs Group Ltd.*	361,812

	Marine Shipping
43,506	NWS Holdings Ltd. (a)	104,000

	Total Bermuda	512,570

	Brazil (0.2%)
	Aerospace & Defense
4,422	Empresa Brasileira de Aeronautica S.A.	47,737

	Beverages: Alcoholic
39,339	Companhia de Bebidas das Americas	27,572

	Department Stores
9,000	Lojas Renner S.A.	168,702

	Other Transportation
5,973	Companhia de Concessoes Rodoviarias	107,395

	Real Estate Development
13,200	Cyrela Brazil Realty S.A.	156,098

	Steel
1,105	Arcelor Brasil S.A.	31,685
604	Companhia Siderurgica Nacional S.A.	34,960
		66,645
	Tobacco
1,200	Souza Cruz S.A.	27,891

	Total Brazil	602,040

	Cayman Islands # (0.1%)
	Industrial Specialties
8,000	Kingboard Chemical Holdings Ltd.	44,150

	Major Telecommunications
16,000	Hutchison Telecommunications International Ltd.* (a)	19,838

	Other Transportation
109,000	Hopewell Highway Infrastructure Ltd.	104,567

	Trucks/Construction/Farm Machinery
71,000	China Infrastructure Machinery Holdings Ltd. (a)	158,244

	Total Cayman Islands	326,799

	China # (1.6%)
	Airlines
94,000	Air China Ltd. (H Shares) (a)	83,322

	Aluminum
96,000	Aluminum Corp. of China Ltd. (H Shares)	193,277

	Chemicals: Specialty
14,000	Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	8,693

	Coal
78,000	China Shenhua Energy Company Ltd. (H Shares)	306,866
50,000	Yanzhou Coal Mining Co., Ltd. (H Shares)	89,939
		396,805
	Construction Materials
2,000	Anhui Conch Cement Company Ltd. (H Shares) (a)	12,740

	Electric Utilities
88,000	Datang International Power Generation Co., Ltd. (H Shares) (a)	75,484
96,000	Huaneng Power International, Inc. (H Shares) (a)	107,580
		183,064
	Engineering & Construction
101,000	China Communications Construction Co., Ltd. (H Shares)	227,188

	Environmental Services
73,000	Tianjin Capital Environmental Protection Co., Ltd. (H Shares)	43,987

	Industrial Machinery
18,000	Shanghai Electric Group Company Ltd. (H Shares)	8,462

	Integrated Oil
386,000	China Petroleum & Chemical Corp. (Singopec) (H Shares)	404,912
364,000	PetroChina Co., Ltd. (H Shares)	537,082
		941,994
	Life/Health Insurance
165,000	China Life Insurance Co., Ltd. (H Shares)	697,527

	Major Banks
503,000	Bank of China Ltd. (H Shares) (a)	263,402
331,000	Bank of Communications Ltd. (H Shares)	360,462
		623,864
	Major Telecommunications
368,000	China Telecom Corp. Ltd. (H Shares)	212,459

	Marine Shipping
84,525	China COSCO Holdings Company Ltd. (H Shares)	148,759
38,963	China Shipping Development Co., Ltd. (H Shares)	100,883
		249,642

	Motor Vehicles
57,961	Dongfeng Motor Corp. (H Shares)	33,723

	Multi-Line Insurance
30,000	Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	254,177

	Other Metals/Minerals
34,000	Jiangxi Copper Co., Ltd. (H Shares) (a)	63,857

	Other Transportation
116,940	Anhui Expressway Co., Ltd. (H Shares)	103,846
163,000	Sichuan Expressway Co., Ltd. (H Shares)	54,265
14,000	Zhejiang Expressway Co., Ltd. (H Shares)	15,879
		173,990
	Precious Metals
90,000	Zijin Mining Group Co., Ltd. (H Shares) (a)	69,102

	Real Estate Development
23,600	Guangzhou R&F Properties Company Ltd. (H Shares)	85,244

	Regional Banks
962,314	China Construction Bank Corp. (H Shares)	715,306

	Steel
4,000	Angang Steel Co., Ltd. (H Shares) (a)	11,034

	Total China	5,289,457

	Denmark # (0.6%)
	Biotechnology
1,350	Novozymes A/S (B Shares)	160,343

	Electrical Products
1,700	Vestas Wind Systems A/S*	112,642

	Major Banks
15,944	Danske Bank A/S	670,862

	Marine Shipping
41	A P Moller - Maersk A/S	541,398

	Pharmaceuticals: Major
3,800	Novo Nordisk A/S (Series B)	400,116

	Telecommunication Equipment
4,500	GN Store Nord A/S*	53,322

	Trucking
2,250	DSV A/S	50,239

	Total Denmark	1,988,922

	Finland # (1.9%)
	Building Products
948	Uponor Oyj (a)	34,776

	Electric Utilities
10,453	Fortum Oyj	336,814

	Engineering & Construction
2,578	Kone Oyj (B Shares)	172,974

	Food Retail
9,810	Kesko Oyj (B Shares)	522,227

	Industrial Machinery
7,088	Metso Corp.	452,240

	Information Technology Services
5,020	TietoEnator Oyj (a)	123,413

	Marine Shipping
1,289	Cargotec Corp. (B Shares)	67,084

	Multi-Line Insurance
8,510	Sampo Oyj (A Shares)	255,249

	Oil Refining/Marketing
3,313	Neste Oil Oyj (a)	118,699

	Other Metals/Minerals
6,478	Outokumpu Oyj	202,149

	Pulp & Paper
19,556	Stora Enso Oyj (Registered Shares)	334,125
17,023	UPM-Kymmene Oyj	378,438
		712,563
	Steel
2,962	Rautaruukki Oyj	195,168

	Telecommunication Equipment
98,868	Nokia Oyj	2,828,351

	Trucks/Construction/Farm Machinery
1,518	Wartsila Corp. (B Shares) (a)	106,445

	Total Finland	6,128,152

	France # (6.8%)
	Advertising/Marketing Services
1,483	Publicis Groupe	63,920

	Aerospace & Defense
2,437	Thales S.A.	139,433
290	Zodiac S.A. (a)	20,548
		159,981
	Apparel/Footwear
472	Hermes International	47,815
3,695	LVMH Moet Hennessy Louis Vuitton S.A.	412,948
		460,763
	Auto Parts: O.E.M.
1,777	Valeo S.A.	91,930

	Automotive Aftermarket
1,604	Compagnie Generale des Etablissements Michelin (B Shares)	209,852

	Broadcasting
1,826	Societe Television Francaise 1	61,109

	Building Products
6,103	Compagnie de Saint-Gobain	680,176

	Chemicals: Major Diversified
1,055	Arkema*	68,048

	Chemicals: Specialty
4,334	Air Liquide S.A. (a)	559,154

	Construction Materials
687	Imerys S.A.	67,568
3,657	Lafarge S.A. (a)	616,636
		684,204
	Data Processing Services
474	Atos Origin S.A.*	28,056

	Department Stores
951	PPR	166,883

	Electric Utilities
2,172	Suez S.A. (Brussels Exchange)	114,193
13,482	Suez S.A. (Paris Exchange) (a)	706,709
		820,902
	Electrical Products
4,238	Schneider Electric S.A. (a)	567,690

	Electronics/Appliances
3,682	Thomson	60,391

	Engineering & Construction
5,288	Bouygues S.A. (a)	422,223

5,588	Vinci S.A. (a)	399,483
		821,706
	Food Distributors
2,570	Sodexho Alliance S.A.	169,131

	Food Retail
8,710	Carrefour S.A.	621,199
1,148	Casino Guichard-Perrachon S.A.	112,514
		733,713
	Food: Major Diversified
7,536	Groupe Danone	544,975

	Hotels/Resorts/Cruiselines
4,992	Accor S.A.	426,889

	Industrial Conglomerates
4,597	Alstom	826,779

	Information Technology Services
2,833	Cap Gemini S.A.	185,556

	Integrated Oil
42,244	Total S.A. (a)	3,341,502

	Internet Software/Services
1,116	Business Objects S.A.* (a)	50,527

	Life/Health Insurance
1,420	CNP Assurances	186,143

	Major Banks
20,034	BNP Paribas	2,201,550
7,901	Societe Generale (a)	1,353,015
		3,554,565
	Major Telecommunications
27,639	France Telecom S.A.	742,005

	Media Conglomerates
13,317	Vivendi	565,175

	Medical Specialties
1,624	Essilor International S.A.	98,911

	Motor Vehicles
1,825	PSA Peugeot Citroen (a)	152,958
1,879	Renault S.A.	270,531
		423,489
	Multi-Line Insurance
34,057	Axa	1,325,175

	Office Equipment/Supplies
805	Neopost S.A. (a)	117,325

	Oilfield Services/Equipment
527	Technip S.A.	42,837

	Other Consumer Specialties
302	Societe BIC S.A.	21,878

	Packaged Software
1,040	Dassault Systemes S.A.	62,149

	Pharmaceuticals: Major
15,681	Sanofi-Aventis (a)	1,310,974

	Publishing: Books/Magazines
2,131	Lagardere S.C.A.	168,269

	Real Estate Development
789	Gecina S.A.	128,374
666	Klepierre	103,432
864	Unibail-Rodamco (Paris Exchange)	203,846
817	Unibail-Rodamco (Amsterdam Exchange)	195,644
		631,296

	Regional Banks
9,159	Credit Agricole S.A. (a)	349,577

	Telecommunication Equipment
28,669	Alcatel-Lucent (a)	334,605
1,681	Safran S.A. (a)	41,813
		376,418
	Water Utilities
3,283	Veolia Environnement (a)	243,223

	Total France	22,003,246

	Germany # (9.2%)
	Air Freight/Couriers
23,763	Deutsche Post AG (Registered Shares)	692,680

	Airlines
7,486	Deutsche Lufthansa AG (Registered Shares)	209,380

	Apparel/Footwear
6,820	Adidas AG	415,302
418	Puma AG	167,615
		582,917
	Auto Parts: O.E.M.
4,300	Continental AG	615,590

	Chemicals: Major Diversified
15,375	BASF AG	1,977,095
14,300	Bayer AG	1,008,462
		2,985,557
	Chemicals: Specialty
2,206	Linde AG	259,443

	Department Stores
3,021	Arcandor AG*	92,964
4,724	Metro AG	365,852
		458,816
	Electric Utilities
20,508	E.ON AG	3,235,340
13,726	RWE AG	1,449,663
		4,685,003
	Engineering & Construction
1,908	Hochtief AG	192,188

	Financial Conglomerates
10,440	Depfa Bank PLC	212,473
4,435	Hypo Real Estate Holding AG	270,914
		483,387
	Food: Specialty/Candy
3,010	Suedzucker AG	57,576

	Hotels/Resorts/Cruiselines
6,409	TUI AG*	180,965

	Household/Personal Care
1,784	Beiersdorf AG	124,016

	Industrial Conglomerates
5,141	MAN AG	742,402
26,660	Siemens AG (Registered Shares)	3,350,257
12,053	ThyssenKrupp AG	665,219
		4,757,878
	Industrial Machinery
1,825	Heidelberger Druckmaschinen AG (a)	88,245

	Investment Banks/Brokers
4,685	Deutsche Boerse AG	539,146

	Major Banks
19,470	Commerzbank AG	828,513
11,397	Deutsche Bank AG (Registered Shares)	1,545,667
1,793	Deutsche Postbank AG	138,343
		2,512,523
	Major Telecommunications
94,573	Deutsche Telekom AG (Registered Shares) (a)	1,618,726

	Medical Distributors
2,753	Celesio AG	165,018

	Medical/Nursing Services
6,336	Fresenius Medical Care AG & Co. KGaA	297,860

	Motor Vehicles
26,946	DaimlerChrysler AG (Registered Shares) (a)	2,421,669
5,222	Volkswagen AG (a)	940,116
		3,361,785
	Multi-Line Insurance
9,830	Allianz SE (Registered Shares)	2,068,824
4,936	Muenchener Rueckversicherungs-Gesellschaft AG
	(Registered Shares)	847,208
		2,916,032
	Packaged Software
29,518	SAP AG	1,580,436

	Pharmaceuticals: Major
1,389	Merck KGaA	173,262

	Pharmaceuticals: Other
2,418	Altana AG	56,727

	Semiconductors
15,306	Infineon Technologies AG* (a)	252,528

	Total Germany	29,847,684

	Greece # (0.5%)
	Casino/Gaming
6,990	Greek Organisation of Football Prognostics S.A.	241,877

	Construction Materials
1,850	Titan Cement Co. S. A.	95,219

	Major Banks
7,800	Bank of Cyprus Public Co., Ltd	136,324
8,821	National Bank of Greece S.A.	522,004
		658,328
	Regional Banks
9,713	Alpha Bank A.E.	329,211
5,854	EFG Eurobank Ergasias	209,807
		539,018

	Total Greece	1,534,442

	Hong Kong # (1.3%)
	Agricultural Commodities/Milling
52,000	Chaoda Modern Agriculture (Holdings) Ltd.	38,529

	Airlines
12,000	Cathay Pacific Airways Ltd.	31,433

	Apparel/Footwear
28,000	Li Ning Co., Ltd. (a)	66,445
98,900	Prime Success International Group Ltd.	82,097
		148,542
	Apparel/Footwear Retail
11,100	Esprit Holdings Ltd.	150,337

	Broadcasting
4,000	Television Broadcasts Ltd.	27,318

	Electric Utilities
19,804	CLP Holdings Ltd.	133,342
16,000	Hongkong Electric Holdings Ltd. (a)	79,267
		212,609
	Engineering & Construction
8,000	Hopewell Holdings Ltd.	34,567
28,466	New World Development Co., Ltd. (a)	69,729
		104,296
	Financial Conglomerates
15,020	Wharf (Holdings) Ltd. (The)	62,103

	Gas Distributors
48,945	Hong Kong & China Gas Co., Ltd.	113,419

	Hotels/Resorts/Cruiselines
12,713	Shangri-La Asia Ltd.	30,100

	Industrial Conglomerates
32,000	China Resources Enterprise Ltd.	127,695
464,000	Guangdong Investments Ltd.	303,090
24,926	Hutchison Whampoa Ltd.	265,542
10,500	Swire Pacific Ltd. (Class A)	118,820
		815,147
	Investment Banks/Brokers
12,000	Hong Kong Exchanges & Clearing Ltd.	196,165

	Major Banks
18,596	Bank of East Asia, Ltd. (The)	111,355
43,000	BOC Hong Kong (Holdings) Ltd.	110,484
8,400	Hang Seng Bank Ltd.	132,316
		354,155
	Major Telecommunications
43,637	PCCW Ltd. (a)	26,719

	Miscellaneous Manufacturing
18,523	Johnson Electric Holdings Ltd. (a)	9,803

	Other Consumer Services
234,000	China Travel International Investment Hong Kong Ltd.	155,169

	Other Transportation
48,000	Cosco Pacific Ltd.	126,190

	Railroads
17,086	MTR Corp., Ltd.	42,838

	Real Estate Development
18,000	Cheung Kong (Holdings) Ltd.	252,333
22,000	Hang Lung Properties Ltd.	80,517
8,000	Henderson Land Development Co., Ltd.	57,494
7,459	Hysan Development Co., Ltd.	19,257
5,249	Kerry Properties Ltd.	37,861
14,888	Sino Land Co., Ltd. (a)	33,227
15,000	Sun Hung Kai Properties Ltd.	190,683
		671,372
	Real Estate Investment Trusts
19,500	Link REIT (The)	40,545

	Tools/Hardware
11,000	Techtronic Industries Co., Ltd.	12,913

	Wholesale Distributors
69,220	Li & Fung Ltd.	241,333

	Wireless Telecommunications
65,000	China Mobile Ltd.	747,476

	Total Hong Kong	4,358,511

	India # (2.0%)
	Aluminum
13,100	Hindalco Industries Ltd.	54,889

	Broadcasting
1,090	Zee News Ltd.*	1,874

	Cable/Satellite TV
1,386	Dish TV India Ltd.*	2,904
1,205	Wire and Wireless India Ltd.*	1,688
		4,592
	Construction Materials
345	ACC Ltd.	9,034
12,300	Ambuja Cements Ltd.	39,887
1,127	Grasim Industries Ltd.	83,240
		132,161

	Electric Utilities
706	Reliance Energy Ltd.	13,755

	Electrical Products
2,285	Asea Brown Boveri India Ltd.	64,775
12,029	Bharat Heavy Electricals Ltd.	513,607
		578,382
	Engineering & Construction
23,500	IVRCL Infrastructures and Projects Ltd.	224,136
31,200	Unitech Ltd.	428,231
		652,367
	Finance/Rental/Leasing
5,294	Housing Development Finance Corp., Ltd.	263,667

	Financial Publishing/Services
441	I-Flex Solutions Ltd.	23,843

	Gas Distributors
6,289	Gail India Ltd.	52,398

	Household/Personal Care
23,833	Hindustan Unilever Ltd.	122,452

	Information Technology Services
11,428	Infosys Technologies Ltd.	557,999
13,417	Satyam Computer Service Ltd.	159,196
3,712	Tata Consultancy Services Ltd.	106,140
5,793	Wipro Ltd.	71,113
		894,448
	Major Telecommunications
26,217	Bharti Airtel Ltd.*	585,501
35,000	Reliance Communications Ltd.	483,144
		1,068,645
	Metal Fabrications
2,413	Bharat Forge Ltd.	17,081

	Motor Vehicles
753	Bajaj Auto Ltd	43,885
1,999	Hero Honda Motors Ltd.	33,003
2,513	Mahindra & Mahindra Ltd.	45,078
1,704	Maruti Udyog Ltd	35,528
		157,494
	Movies/Entertainment
5,016	Zee Entertainment Enterprises Ltd.	40,459

	Oil & Gas Production
7,025	Oil & Natural Gas Co., Ltd.	158,578

	Oil Refining/Marketing
18,651	Reliance Industries Ltd.	874,184

	Pharmaceuticals: Generic Drugs
2,468	Dr. Reddy’s Laboratories Ltd.	38,671

	Pharmaceuticals: Major
552	Sun Pharma Advanced Research Co., Ltd.*	1,298
1,148	Sun Pharmaceutical Industries Ltd.	26,422
		27,720
	Pharmaceuticals: Other
4,488	Cipla Ltd.	21,271
220	Glaxosmithkline Pharmaceuticals Ltd.	6,276
1,490	Glenmark Pharmaceuticals Ltd.	25,143
3,643	Ranbaxy Laboratories Ltd.	35,062
		87,752
	Regional Banks
2,700	Axis Bank Ltd.	41,718
7,830	HDFC Bank Ltd.	230,023
18,112	ICICI Bank Ltd.	420,082
1,800	ICICI Bank Ltd. (Sponsored ADR) (a)	79,776
		771,599
	Specialty Telecommunications
2,216	Mahanagar Telephone Nigam Ltd.	8,206

	Steel
3,877	Tata Steel Ltd.	64,843

	Tobacco
31,700	ITC Ltd.	133,552

	Trucks/Construction/Farm Machinery
2,992	Larsen & Toubro Ltd.	192,588
5,552	Tata Motors Ltd.	95,252
		287,840

	Total India	6,531,452

	Indonesia # (0.5%)
	Major Telecommunications
418,000	PT Telekomunkasi Indonesia Tbk (Series B)	501,906

	Motor Vehicles
79,500	PT Astra International Tbk	159,000

	Regional Banks
624,000	PT Bank Central Asia Tbk	418,659
270,500	PT Bank Mandiri	101,554
169,500	PT Bank Rakyat Indonesia	113,488
		633,701
	Trucks/Construction/Farm Machinery
421,000	PT United Tractors Tbk	391,144

	Total Indonesia	1,685,751

	Italy # (0.9%)
	Investment Banks/Brokers
637	Mediobanca S.p.A.	13,434

	Life/Health Insurance
17,834	Assicurazioni Generali S.p.A.	698,711

	Major Banks
6,615	Capitalia S.p.A.	62,131
87,590	Intesa Sanpaolo	659,127
147,481	UniCredito Italiano S.p.A.	1,244,479
		1,965,737
	Regional Banks
4,928	Unione di Banche Italiane Scpa	121,359

	Total Italy	2,799,241

	Japan # (24.4%) (c)
	Advertising/Marketing Services
1,250	Asatsu - DK Inc. (a)	39,160

	Agricultural Commodities/Milling
6,500	Nisshin Seifun Group Inc.	60,412

	Air Freight/Couriers
26,500	Nippon Express Co., Ltd.	143,047
9,035	Yamato Holdings Co., Ltd. (a)	134,239
		277,286
	Airlines
27,000	Japan Airlines Corp.* (a)	52,569

	Apparel/Footwear
4,546	Onward Kashiyama Co., Ltd. (a)	53,985
2,000	Wacoal Holdings Corp.	24,576
		78,561
	Apparel/Footwear Retail
2,700	Fast Retailing Co., Ltd. (a)	152,813
800	Shimamura Co., Ltd. (a)	77,361
		230,174
	Auto Parts: O.E.M.
21,600	Denso Corp.	810,190
7,059	NGK Spark Plug Co., Ltd. (a)	127,912
2,400	Stanley Electric Co., Ltd. (a)	56,811
3,050	Toyota Industries Corp.	137,734
		1,132,647
	Automotive Aftermarket
29,500	Bridgestone Corp.	620,281

	Beverages: Alcoholic
12,900	Asahi Breweries, Ltd.	182,705
28,051	Kirin Holdings Co., Ltd.	396,283
8,000	Sapporo Holdings Ltd. (a)	48,131
5,000	Takara Holdings Inc.	30,743
		657,862
	Beverages: Non-Alcoholic
1,700	ITO EN, Ltd. (a)	51,838

	Broadcasting
15	Fuji Television Network, Inc.	30,228
3,300	Tokyo Broadcasting System, Inc.	88,727
		118,955
	Building Products
7,762	JS Group Corp.	147,392
12,000	Nippon Sheet Glass Company, Ltd.	63,066
15,500	Toto Ltd. (a)	131,423
		341,881
	Chemicals: Agricultural
4,500	Nissan Chemical Industries, Ltd.	56,188

	Chemicals: Major Diversified
38,000	Asahi Kasei Corp.	270,522
25,500	Mitsubishi Chemical Holdings Corp.	231,109
		501,631
	Chemicals: Specialty
6,000	Daicel Chemical Industries, Ltd. (a)	40,132
21,588	Dainippon Ink & Chemicals, Inc.	84,300
14,546	Denki Kagaku Kogyo Kabushiki Kaisha	72,375
4,608	JSR Corp. (a)	115,589
8,000	Kaneka Corp. (a)	65,305
11,056	Kuraray Co., Ltd.	126,708
18,599	Mitsubishi Rayon Co., Ltd. (a)	139,640
16,500	Mitsui Chemicals, Inc.	128,117
11,897	Shin-Etsu Chemical Co., Ltd.	877,668
18,000	Showa Denko K.K.	62,916
5,000	Sumitomo Bakelite Co., Ltd.	35,679
42,000	Sumitomo Chemical Co., Ltd. (a)	313,125
17,500	Tosoh Corp.	103,907
		2,165,461
	Commercial Printing/Forms
13,000	Dai Nippon Printing Co., Ltd. (a)	191,729
14,000	Toppan Printing Co., Ltd. (a)	151,190
		342,919
	Computer Processing Hardware
53,000	Fujitsu Ltd. (a)	350,082

	Construction Materials
17,000	Taiheiyo Cement Corp.	72,318

	Containers/Packaging
6,117	Toyo Seikan Kaisha, Ltd.	106,735

	Department Stores
9,000	Daimaru, Inc. (The) (a)	102,019
3,000	Hankyu Department Stores, Inc. (a)	28,992
6,014	Isetan Co., Ltd. (a)	95,656
13,507	Marui Co., Ltd. (a)	151,971
14,716	Mitsukoshi, Ltd. (a)	70,362
11,040	Takashimaya Co., Ltd. (a)	124,268
		573,268
	Electric Utilities
13,800	Chubu Electric Power Co., Inc. (a)	348,036
21,100	Kansai Electric Power Co., Inc. (The)	466,530
8,200	Kyushu Electric Power Co., Inc.	194,169
15,800	Tohoku Electric Power Co., Inc. (a)	349,718
24,700	Tokyo Electric Power Co., Inc. (The)	655,604
		2,014,057
	Electrical Products
5,000	Fuji Electric Holdings Co., Ltd.	20,709
7,000	Fujikura Ltd. (a)	43,094
19,500	Furukawa Electric Co., Ltd. (The)	107,686
800	Mabuchi Motor Co., Ltd.	48,372
9,000	Matsushita Electric Works, Ltd. (a)	112,890
11,560	NGK Insulators, Ltd. (a)	352,061

3,104	Nidec Corp. (a)	205,371
21,100	Sumitomo Electric Industries, Ltd.	345,918
1,100	Ushio Inc. (a)	20,955
		1,257,056
	Electronic Components
4,700	Alps Electric Co., Ltd. (a)	46,480
9,800	Citizen Holdings Co., Ltd.	90,289
800	Hirose Electric Co., Ltd.	98,545
11,900	Hoya Corp.	377,503
3,500	Ibiden Co., Ltd.	255,287
5,800	Murata Manufacturing Co., Ltd. (a)	432,098
7,500	Nippon Electric Glass Co., Ltd. (a)	117,027
3,000	Taiyo Yuden Co., Ltd.	64,618
3,652	TDK Corp.	310,473
		1,792,320
	Electronic Equipment/Instruments
29,404	Canon Inc.	1,556,707
1,047	Keyence Corp.	224,440
13,030	Konica Minolta Holdings, Inc.	192,341
4,700	Kyocera Corp.	452,799
61,500	Matsushita Electric Industrial Co., Ltd.	1,118,191
66,552	Mitsubishi Electric Corp.	710,703
57,500	NEC Corp.	281,734
15,000	Oki Electric Industry Co., Ltd.* (a)	28,960
6,404	OMRON Corp.	169,745
18,432	Ricoh Co., Ltd.	399,190
3,300	Seiko Epson Corp.	96,418
82,026	Toshiba Corp. (a)	773,952
5,900	Yokogawa Electric Corp. (a)	79,828
		6,085,008
	Electronic Production Equipment
6,550	Advantest Corp. (a)	254,337
7,100	Tokyo Electron Ltd.	510,236
		764,573
	Electronics/Appliance Stores
3,510	Yamada Denki Co., Ltd. (a)	350,075

	Electronics/Appliances
11,600	Casio Computer Co., Ltd. (a)	175,861
13,200	FUJIFILM Holdings Corp. (a)	573,178
9,000	Nikon Corp. (a)	287,678
5,104	Pioneer Corp.	68,593
50,000	Sanyo Electric Co., Ltd.* (a)	77,437
24,500	Sharp Corp. (a)	422,290
21,696	Sony Corp. (a)	1,143,741
		2,748,778
	Engineering & Construction
6,000	Chiyoda Corp. (a)	118,511
5,000	Comsys Holdings Corp.	55,187
8,546	JGC Corp. (a)	176,024
41,000	Kajima Corp. (a)	167,417
27,571	Obayashi Corp.	146,031
8,000	Okumura Corp.	42,854
28,000	Shimizu Corp. (a)	166,538
39,000	Taisei Corp. (a)	137,434
		1,009,996
	Finance/Rental/Leasing
640	Acom Co., Ltd. (a)	22,810
500	Aeon Credit Service Co., Ltd.	7,063
600	Aiful Corp. (a)	15,042
1,500	Credit Saison Co., Ltd. (a)	36,589
850	Promise Co., Ltd. (a)	22,851
1,040	Takefuji Corp.	32,246
		136,601
	Financial Conglomerates
326	Mizuho Financial Group, Inc.	2,295,359

	Food Retail
14,103	Aeon Co., Ltd.	225,593
2,052	FamilyMart Co., Ltd. (a)	53,259
1,803	Lawson, Inc.	61,931
22,800	Seven & I Holdings Co., Ltd.	638,888
		979,671
	Food: Meat/Fish/Dairy
8,000	Meiji Dairies Corp. (a)	47,213

7,000	Nippon Meat Packers, Inc. (a)	75,658
3,600	Yakult Honsha Co., Ltd.	85,159
		208,030
	Food: Specialty/Candy
21,000	Ajinomoto Co., Inc. (a)	254,725
4,500	Kikkoman Corp. (a)	60,873
8,000	Meiji Seika Kaisha, Ltd.	35,256
2,550	Nissin Food Products Co., Ltd. (a)	77,964
4,000	Yamazaki Baking Co., Ltd.	31,926
		460,744
	Gas Distributors
43,000	Osaka Gas Co., Ltd.	147,419
49,000	Tokyo Gas Co., Ltd.	211,482
		358,901
	Home Building
5,006	Daito Trust Construction Co., Ltd. (a)	247,628
27,000	Daiwa House Industry Co., Ltd.	353,361
16,572	Sekisui Chemical Co., Ltd.	129,584
31,046	Sekisui House, Ltd. (a)	385,186
		1,115,759
	Household/Personal Care
18,000	Kao Corp.	494,469
11,000	Shiseido Co., Ltd. (a)	233,663
1,500	Unicharm Corp.	81,693
		809,825
	Industrial Conglomerates
96,000	Hitachi, Ltd.	684,096
35,000	Kawasaki Heavy Industries, Ltd.	154,690
		838,786
	Industrial Machinery
9,053	Amada Co., Ltd.	105,606
5,700	Daikin Industries, Ltd. (a)	221,536
5,950	Fanuc Ltd.	643,887
32,530	IHI Corp. (a)	124,502
112,550	Mitsubishi Heavy Industries, Ltd.	790,236
2,105	SMC Corp. (a)	278,885
13,000	Sumitomo Heavy Industries, Ltd.	159,105
1,300	THK Co., Ltd.	30,695
		2,354,452
	Industrial Specialties
38,500	Asahi Glass Co., Ltd. (a)	513,947
6,200	Nitto Denko Corp. (a)	324,502
		838,449
	Information Technology Services
2,100	CSK Holdings Corp.	67,601
1,000	ITOCHU Techno-Solutions Corp.	36,108
18	Net One Systems Co., Ltd. (a)	22,790
3,800	Nomura Research Institute, Ltd.	120,754
42	NTT Data Corp.	175,236
270	OBIC Co., Ltd.	53,256
26,900	SOFTBANK Corp.	564,378
1,100	TIS Inc.	24,847
		1,064,970
	Internet Software/Services
30	Index Holdings (a)	10,011
498	Yahoo! Japan Corp.	154,294
		164,305
	Investment Banks/Brokers
76,000	Daiwa Securities Group Inc.	802,550
94	SBI E*TRADE Securities Co., Ltd. (a)	99,648
7,300	Matsui Securities Co., Ltd.	60,504
16,000	Mitsubishi UFJ Securities Co., Ltd.	171,924
52,450	Nomura Holdings, Inc.	996,926
26,000	Shinko Securities Co., Ltd.	126,934
		2,258,486
	Life/Health Insurance
7,200	T&D Holdings, Inc.	469,424

	Major Banks
48,000	Bank of Yokohama, Ltd. (The) (a)	333,422
28,000	Chiba Bank, Ltd. (The)	235,845
30,000	Joyo Bank, Ltd. (The)	174,017
266	Mitsubishi UFJ Financial Group, Inc.	2,829,516
22,123	Mitsui Trust Holdings, Inc.	195,283
158	Resona Holdings, Inc. (a)	339,396

40,000	Shinsei Bank, Ltd.	148,474
24,000	Shizuoka Bank, Ltd. (The)	240,695
202	Sumitomo Mitsui Financial Group, Inc.	1,827,476
50,081	Sumitomo Trust & Banking Co., Ltd. (The)	423,245
		6,747,369
	Major Telecommunications
55	Nippon Telegraph & Telephone Corp.	239,187

	Marine Shipping
4,000	Mitsui O.S.K. Lines, Ltd. (a)	62,315
35,015	Nippon Yusen Kabushiki Kaisha (a)	351,048
		413,363
	Medical Specialties
4,400	Olympus Corp.	180,114
6,150	Terumo Corp. (a)	261,095
		441,209
	Metal Fabrications
13,000	Minebea Co., Ltd.	70,403
58,000	Mitsubishi Materials Corp.	373,317
35,604	Mitsui Mining & Smelting Co., Ltd.	170,887
21,553	NSK Ltd. (a)	206,002
15,551	NTN Corp.	127,360
		947,969
	Miscellaneous Commercial Services
7,985	Secom Co., Ltd. (a)	350,286
1,230	USS Co., Ltd. (a)	82,219
		432,505
	Miscellaneous Manufacturing
11,527	Ebara Corp.	55,054
2,700	Kurita Water Industries Ltd.	85,251
		140,305
	Motor Vehicles
51,109	Honda Motor Co., Ltd.	1,840,878
75,705	Nissan Motor Co., Ltd.	802,305
82,355	Toyota Motor Corp.	4,965,339
1,100	Yamaha Motor Co., Ltd.	30,878
		7,639,400
	Movies/Entertainment
1,900	Oriental Land Co., Ltd.	98,983
2,750	TOHO Co., Ltd.	50,262
		149,245
	Office Equipment/Supplies
2,500	Kokuyo Co., Ltd.	27,562

	Oil & Gas Production
17	INPEX Holdings Inc.	171,106

	Oil Refining/Marketing
48,000	Nippon Oil Corp.	430,781
5,600	Showa Shell Sekiyu K.K.	69,143
9,000	TonenGeneral Sekiyu K.K.	87,770
		587,694
	Other Consumer Services
1,854	Benesse Corp. (a)	57,614

	Other Metals/Minerals
18,095	Dowa Holdings Co., Ltd.	215,467
14,000	Nippon Mining Holdings, Inc.	140,462
31,500	Sumitomo Metal Mining Co., Ltd.	761,399
		1,117,328
	Other Transportation
3,000	Mitsubishi Logistics Corp.	44,027

	Packaged Software
1,100	Fuji Soft Inc.	24,958
1,150	Oracle Corp. Japan (a)	50,999
2,700	Trend Micro Inc.	82,954
		158,911
	Personnel Services
1,100	Meitec Corp. (a)	31,463

	Pharmaceuticals: Major
23,600	Takeda Pharmaceutical Co., Ltd.	1,535,368

	Pharmaceuticals: Other
14,100	Astellas Pharma Inc.	576,455
7,506	Chugai Pharmaceutical Co., Ltd. (a)	129,736
19,400	Daiichi Sankyo Co., Ltd.	541,010
6,603	Eisai Co., Ltd. (a)	277,531
8,032	Kyowa Hakko Kogyo Co., Ltd. (a)	80,597
7,181	Shionogi & Co., Ltd. (a)	114,722
3,959	Taisho Pharmaceutical Co., Ltd. (a)	76,657
		1,796,708
	Property - Casualty Insurers
23,470	Millea Holdings, Inc.	926,368
38,000	Mitsui Sumitomo Insurance Co., Ltd. (a)	437,363
26,000	Sompo Japan Insurance Inc. (a)	301,285
		1,665,016
	Pulp & Paper
30	Nippon Paper Group, Inc.	97,910
35,000	Oji Paper Co., Ltd. (a)	168,436
		266,346
	Railroads
43	Central Japan Railway Co.	445,123
104	East Japan Railway Co.	769,554
12,500	Keihin Electric Express Railway Co., Ltd. (a)	75,899
8,000	Keio Corp. (a)	50,213
48,550	Kintetsu Corp. (a)	143,811
26,500	Tobu Railway Co., Ltd. (a)	115,671
30,000	Tokyu Corp. (a)	185,839
16	West Japan Railway Co.	72,168
		1,858,278
	Real Estate Development
3,900	Leopalace21 Corp.	124,358
36,000	Mitsubishi Estate Co., Ltd. (a)	911,582
25,500	Mitsui Fudosan Co., Ltd.	665,269
11,500	Sumitomo Realty & Development Co., Ltd.	340,516
8,000	Tokyo Tatemono Co., Ltd.	96,738
		2,138,463
	Real Estate Investment Trusts
19	Japan Real Estate Investment Corp. (a)	215,444
18	Japan Retail Fund Investment Corp. (a)	146,241
23	Nippon Building Fund Inc.	304,886
		666,571
	Recreational Products
2,800	Konami Corp.	63,197
2,308	Nintendo Co., Ltd.	1,126,176
3,050	Shimano Inc.	96,946
3,600	Yamaha Corp.	78,001
		1,364,320
	Regional Banks
13,000	77 Bank, Ltd. (The) (a)	85,545
11,000	Bank of Kyoto, Ltd. (The) (a)	147,995
23,000	Fukuoka Financial Group Inc.*	146,397
47,000	Hokuhoku Financial Group, Inc. (a)	147,832
21,000	Nishi-Nippon City Bank, Ltd. (The) (a)	70,161
		597,930
	Semiconductors
1,500	NEC Electronics Corp.* (a)	42,893
4,605	Rohm Co., Ltd. (a)	389,197
4,000	Sanken Electric Co., Ltd. (a)	30,060
		462,150
	Specialty Stores
2,200	Shimachu Co., Ltd. (a)	62,304
5,000	UNY Co., Ltd.	52,975
		115,279
	Steel
10,500	JFE Holdings, Inc.	718,313
53,000	Kobe Steel, Ltd. (a)	205,478
137,108	Nippon Steel Corp. (a)	1,032,012
82,000	Sumitomo Metal Industries, Ltd.	474,948
		2,430,751
	Telecommunication Equipment
2,000	Uniden Corp.	15,836

	Textiles
3,571	Nisshinbo Industries, Inc. (a)	43,983
26,608	Teijin Ltd.	144,145
38,000	Toray Industries, Inc. (a)	302,580
		490,708

	Tobacco
123	Japan Tobacco Inc.	627,086

	Trucks/Construction/Farm Machinery
1,100	Hitachi Construction Machinery Co., Ltd.	43,583
34,600	Komatsu Ltd.	1,094,627
48,000	Kubota Corp. (a)	399,202
		1,537,412
	Wholesale Distributors
48,051	Itochu Corp.	601,031
47,550	Marubeni Corp. (a)	456,365
44,500	Mitsubishi Corp.	1,309,920
54,000	Mitsui & Co., Ltd.	1,277,309
32,600	Sumitomo Corp.	628,568
		4,273,193
	Wireless Telecommunications
72	NTT DoCoMo, Inc.	99,601

	Total Japan	79,493,126

	Malaysia # (0.1%)
	Engineering & Construction
96,500	IJM Corp. Berhad	241,566

	Mexico (1.4%)
	Beverages: Alcoholic
10,300	Grupo Modelo, S.A. de C.V. (Series C)	55,429

	Beverages: Non-Alcoholic
4,000	Coca-Cola Femsa, S.A.B. de C.V. (Series L)	18,242
37,500	Fomento Economico Mexicano, S.A.B. de C.V. (Series UBD) (Units) +	138,528
		156,770
	Broadcasting
42,000	Grupo Televisa S.A. (Series CPO)	212,231

	Construction Materials
119,256	Cemex S.A.B. de C.V. (Series CPO) (Units) +*	385,065

	Discount Stores
124,623	Wal-Mart de Mexico S.A.B. de C.V. (Series V)	453,547

	Home Building
2,600	Desarrolladora Homex S.A. de C.V. (ADR)* (a)	146,952
20,300	Urbi, Desarrollos Urbanos, S.A. de C.V.*	85,636
		232,588
	Household/Personal Care
10,300	Kimberly-Clark de Mexico, S.A.B. de C.V. (A Shares)	40,680

	Industrial Conglomerates
6,600	Alfa, S.A.B. (Class A)	45,391

	Major Telecommunications
241,500	Telefonos de Mexico S.A.B. de C.V. (Series L)	413,459

	Miscellaneous Manufacturing
14,700	Grupo Carso S.A. de C.V. (Series A1)	58,996

	Other Metals/Minerals
21,400	Grupo Mexico S.A.B. de C.V. (Series B)	149,537

	Real Estate Development
35,500	Corporacion GEO, S.A. de C.V. (Series B)*	194,605

	Regional Banks
99,900	Grupo Financiero Banorte S.A.B. de C.V. (O Shares)	444,213

	Wireless Telecommunications
521,300	America Movil S.A.B. de C.V. (Series L)	1,559,597

	Total Mexico	4,402,108

	Netherlands # (3.4%)
	Aerospace & Defense
5,703	European Aeronautic Defence and Space Co. (a)	172,793

	Air Freight/Couriers
15,007	TNT NV (a)	641,690

	Beverages: Alcoholic
14,788	Heineken NV	937,914

	Chemicals: Major Diversified
2,904	Koninklijke DSM NV (a)	150,234

	Electronic Equipment/Instruments
2,632	Oce NV	60,936

	Electronic Production Equipment
11,057	ASML Holding NV*	324,442

	Financial Conglomerates
31,060	ING Groep NV - CVA (Dutch Certificates) (a)	1,313,925

	Food: Major Diversified
43,958	Unilever NV - CVA (Dutch Certificates)	1,326,510

	Industrial Conglomerates
19,724	Koninklijke (Royal) Philips Electronics NV	794,990

	Industrial Specialties
5,308	Akzo Nobel NV	436,971

	Life/Health Insurance
37,764	Aegon NV	685,363

	Major Banks
45,098	ABN AMRO Holding NV	2,163,762

	Major Telecommunications
35,704	Koninklijke (Royal) KPN NV (a)	551,247

	Medical Specialties
5,200	Qiagen N.V.* (a)	90,082

	Personnel Services
813	Vedior NV - CVA (Dutch Certificates)	21,029

	Publishing: Books/Magazines
9,141	Reed Elsevier NV (a)	167,645
5,082	Wolters Kluwer NV	148,063
		315,708
	Real Estate Investment Trusts
1,392	Corio NV	99,783
567	Wereldhave NV	71,769
		171,552
	Semiconductors
15,686	STMicroelectronics NV	268,671

	Steel
11,134	Arcelor Mittal (a)	681,582

	Total Netherlands	11,109,401

	Norway # (0.8%)
	Chemicals: Agricultural
3,667	Yara International ASA	98,559

	Financial Conglomerates
5,653	DnB Nor ASA	74,978

	Food: Specialty/Candy
26,850	Orkla ASA (a)	509,937

	Industrial Conglomerates
14,385	Norsk Hydro ASA	552,625

	Integrated Oil
35,100	Statoil ASA (a)	1,030,820

	Major Telecommunications
12,800	Telenor ASA*	233,739

	Miscellaneous Manufacturing
515	Tomra Systems ASA	4,027

	Pulp & Paper
3,500	Norske Skogindustrier ASA	49,106

	Telecommunication Equipment
3,200	Tandberg ASA (a)	72,262

	Total Norway	2,626,053

	Philippines # (0.3%)
	Real Estate Development
866,880	Ayala Land, Inc.	317,466

	Regional Banks
24,509	Banco de Oro-EPCI, Inc.	35,732
13,660	Bank of the Philippine Islands	19,650
48,400	Metropolitan Bank & Trust Co.	65,233
		120,615
	Specialty Telecommunications
7,310	Philippine Long Distance Telephone Co.	417,170

	Total Philippines	855,251

	Poland # (0.9%)
	Aluminum
118	Grupa Kety S.A.	8,438

	Information Technology Services
733	Prokom Software S.A.	41,171

	Major Telecommunications
47,214	Telekomunikacja Polska S.A.	373,111

	Oil Refining/Marketing
20,425	Polski Koncern Naftowy Orlen S.A.*	397,603

	Other Metals/Minerals
8,725	KGHM Polska Miedz S.A.	393,187

	Publishing: Newspapers
2,517	Agora S.A.	39,721

	Regional Banks
7,651	Bank Pekao S.A.	707,473
666	Bank Przemyslowo-Handlowy BPH	232,015
1,784	Bank Zachodni WBK S.A.	175,590
25,556	Powszechna Kasa Oszczednosci Bank Polski S.A.	536,624
		1,651,702

	Total Poland	2,904,933

	Portugal # (0.3%)
	Cable/Satellite TV
1,832	PT Multimedia - Servicos de Telecomunicacoes
	e Multimedia, SGPS, S.A. (a)	29,533

	Electric Utilities
25,212	Energias de Portugal, S.A.	143,479

	Major Telecommunications
19,095	Portugal Telecom, SGPS, S.A. (Registered Shares)	268,322

	Other Transportation
13,568	Brisa-Auto-Estradas de Portugal, S.A. (Private Shares) (a)	184,640

	Regional Banks
60,644	Banco Comercial Portugues, S.A. (Registered Shares) (a)	308,831

	Total Portugal	934,805

	Russia (1.6%)
	Electric Utilities
2,370	RAO Unified Energy System (Registered Shares) (GDR)* #	323,847

	Food: Meat/Fish/Dairy
1,700	Wimm-Bill-Dann Foods (Sponsored ADR) (a)	159,800

	Integrated Oil
30,399	Gazprom (Sponsored ADR) #	1,309,677
8,843	Lukoil (Sponsored ADR) #	701,582
		2,011,259
	Oil & Gas Production
4,200	Surgutneftegaz (Sponsored ADR) # (a)	236,979
1,900	Tatneft (Sponsored Registered GDR) #	187,098
		424,077
	Other Metals/Minerals
5,159	JSC MMC Norilsk Nickel (Sponsored ADR) # (a)	1,207,182

	Precious Metals
3,600	Polyus Gold (Sponsored ADR) # (a)	142,276

	Regional Banks
359	Sberbank (Registered Shares) (GDR) #	163,018

	Steel
6,900	Cherepovets MK Severstal (Registered Shares) (GDR)	121,785
3,500	Novolipetsk Steel (Registered Shares) (GDR)	110,600
		232,385
	Wireless Telecommunications
5,100	Mobile TeleSystems (Sponsored ADR)	326,145
2,700	Vimpel-Communications (Sponsored ADR)	285,930
		612,075

	Total Russia	5,275,919

	Singapore # (2.1%)
	Aerospace & Defense
61,334	Singapore Technologies Engineering Ltd.	147,652

	Air Freight/Couriers
69,000	Singapore Post Ltd.	56,408

	Airlines
26,000	Singapore Airlines Ltd.	328,275

	Computer Peripherals
4,843	Creative Technology Ltd.	22,883

	Electronic Components
12,696	Venture Corp., Ltd.	126,236

	Electronic Production Equipment
62,000	STATS ChipPAC Ltd.*	69,451

	Hospital/Nursing Management
28,000	Parkway Holdings Ltd. (a)	70,728

	Industrial Conglomerates
62,000	Fraser & Neave Ltd.	211,103
50,000	Keppel Corp., Ltd.	436,446
		647,549
	Investment Banks/Brokers
35,479	Singapore Exchange Ltd.	226,291

	Major Banks
48,393	DBS Group Holdings Ltd.	726,791
110,078	Oversea-Chinese Banking Corp., Ltd.	652,857
		1,379,648
	Major Telecommunications
490,600	Singapore Telecommunications Ltd.	1,118,174

	Marine Shipping
38,000	Cosco Corp (Singapore) Ltd.	126,675
35,000	Neptune Orient Lines Ltd.	127,037
		253,712

	Other Transportation
87,068	ComfortDelGro Corp. Ltd.	117,128

	Publishing: Newspapers
68,328	Singapore Press Holdings Ltd.	201,238

	Real Estate Development
55,000	Capitaland Ltd.	268,285
24,455	City Developments Ltd.	241,279
17,000	Keppel Land Ltd. (a)	92,593
11,000	Singapore Land Ltd.	75,016
27,673	UOL Group Ltd.	97,184
		774,357
	Real Estate Investment Trusts
45,000	Ascendas Real Estate Investment Trust	79,625
39,700	CapitaMall Trust	97,290
4,800	K-REIT Asia	9,256
		186,171
	Regional Banks
51,489	United Overseas Bank Ltd.	753,886

	Semiconductors
64,000	Chartered Semiconductor Manufacturing Ltd.* (a)	46,959

	Specialty Stores
9,031	Jardine Cycle & Carriage Ltd.	95,401

	Trucks/Construction/Farm Machinery
38,511	SembCorp Industries Ltd.	144,175
26,000	SembCorp Marine Ltd.	96,300
		240,475

	Total Singapore	6,862,622

	South Africa # (0.2%)
	Pulp & Paper
4,762	Mondi Ltd.*	40,573

	Wireless Telecommunications
38,042	MTN Group Ltd.	532,146

	Total South Africa	572,719

	South Korea # (0.5%)
	Electronic Distributors
16,330	LG. Philips LCD Co., Ltd.*	760,777

	Semiconductors
1,400	Samsung Electronics Co., Ltd.	921,289

	Total South Korea	1,682,066

	Spain # (2.3%)
	Apparel/Footwear Retail
2,411	Industria de Diseno Textil, S.A.	144,544

	Broadcasting
790	Antena 3 de Television S.A.* (a)	15,025

	Electric Utilities
8,564	Endesa, S.A.	461,988
7,020	Iberdrola S.A. (a)	389,640
5,676	Iberdrola S.A. (London) (a)	312,685
1,810	Union Fenosa, S.A. (a)	98,634
		1,262,947
	Engineering & Construction
360	Acciona S.A.	92,026
3,150	ACS, Actividades de Construccion y Servicios, S.A.	186,935
2,457	Cintra Concesiones de Infraestructuras de Transporte S.A.	37,274
395	Fomento de Construcciones y Contratas S.A.	35,427
804	Grupo Ferrovial, S.A.	71,738
		423,400
	Gas Distributors
15,412	Gas Natural SDG, S.A.	879,853

	Information Technology Services
762	Indra Sistemas S.A.	19,820

	Integrated Oil
10,603	Repsol YPF, S.A.	399,492

	Major Banks
39,421	Banco Bilbao Vizcaya Argentaria, S.A.	963,323
76,375	Banco Santander S.A.	1,431,966
		2,395,289
	Major Telecommunications
56,330	Telefonica S.A.	1,315,216

	Other Transportation
4,825	Abertis Infraestructuras S.A. (a)	141,349

	Real Estate Development
891	Sacyr Vallehermoso S.A. (a)	40,474

	Regional Banks
10,125	Banco Popular Espanol S.A. (a)	180,844

	Steel
2,965	Acerinox, S.A.	77,439

	Tobacco
3,736	Altadis, S.A. (a)	245,796

	Water Utilities
1,994	Sociedad General de Aguas de Barcelona, S.A. (Class A) (a)	72,489

	Total Spain	7,613,977

	Sweden # (2.4%)
	Advertising/Marketing Services
2,500	Eniro AB	30,685

	Apparel/Footwear Retail
7,600	Hennes & Mauritz AB (B Shares)	439,451

	Broadcasting
800	Modern Times Group AB (B Shares) (a)	49,076

	Electronics/Appliances
4,900	Electrolux AB (B Shares)	123,734

	Engineering & Construction
9,280	Skanska AB (B Shares)	198,816

	Household/Personal Care
14,058	Svenska Cellulosa AB (B Shares)	248,556

	Industrial Machinery
500	Alfa Laval AB	31,449
7,800	Assa Abloy AB (B Shares) (a)	168,893
17,120	Atlas Copco AB (A Shares) (a)	294,002
11,444	Atlas Copco AB (B Shares)	183,442
24,345	Sandvik AB	489,724
		1,167,510
	Major Banks
11,400	Skandinaviska Enskilda Banken AB (A Shares)	388,710
18,900	Svenska Handelsbanken AB (A Shares)	540,418
		929,128
	Major Telecommunications
3,205	Tele2 AB (B Shares)	55,956
33,348	TeliaSonera AB	252,488
		308,444
	Medical Specialties
3,800	Getinge AB (B Shares) (a)	83,881

	Metal Fabrications
6,408	SKF AB (B Shares)	134,938

	Miscellaneous Commercial Services
1,600	Securitas AB (B Shares)	24,471

2,000	Securitas Systems AB (B Shares) (a)	7,031
		31,502
	Other Consumer Services
2,000	Securitas Direct AB (B Shares)*	5,433

	Pulp & Paper
1,250	Holmen AB (B Shares)	52,586

	Regional Banks
67,184	Nordea Bank AB	1,079,105

	Steel
4,500	SSAB Svenskt Stal AB (Series A) (a)	160,810

	Telecommunication Equipment
362,552	Telefonaktiebolaget LM Ericsson (B Shares)	1,357,644

	Tobacco
13,400	Swedish Match AB (a)	262,109

	Tools/Hardware
1,470	Husqvarna AB (A Shares)	20,250
4,900	Husqvarna AB (B Shares)	68,247
		88,497
	Trucks/Construction/Farm Machinery
9,600	Scania AB (B Shares) (a)	227,149
12,785	Volvo AB (A Shares)	235,354
26,150	Volvo AB (B Shares)	475,521
		938,024

	Total Sweden	7,689,929

	Switzerland # (5.8%)
	Biotechnology
122	Merck Serono SA (B Shares)*	111,186

	Building Products
960	Geberit AG (Registered Shares)	157,527
2,000	Schindler Holding AG (Participation Certificates)	126,482
		284,009
	Chemicals: Agricultural
2,167	Syngenta AG (Registered Shares)	408,813

	Chemicals: Specialty
1,354	Ciba Specialty Chemicals AG (Registered Shares)	81,688
4,563	Clariant AG (Registered Shares)*	70,379
770	Lonza Group AG (Registered Shares)	72,786
		224,853
	Computer Peripherals
3,930	Logitech International S.A. (Registered Shares)*	105,690

	Construction Materials
4,656	Holcim Ltd. (Registered Shares)	493,656

	Electronic Equipment/Instruments
984	Kudelski S.A. (Bearer Shares)	33,235

	Financial Conglomerates
35,236	UBS AG (Registered Shares)	1,953,457

	Food: Major Diversified
10,087	Nestle S.A. (Registered Shares)	3,851,056

	Household/Personal Care
138	Givaudan S.A. (Registered Shares)	129,161

	Industrial Conglomerates
13,200	ABB Ltd. (Sponsored ADR) (a)	317,724
40,208	ABB Ltd. (Registered Shares)	965,703
146	OC Oerlikon Corp. AG (Registered Shares)* (a)	65,187
		1,348,614
	Major Banks
25,853	Credit Suisse Group (Registered Shares)	1,686,381

	Major Telecommunications
421	Swisscom AG (Registered Shares)	142,902

	Medical Specialties
626	Nobel Biocare Holding AG (Bearer Shares)	188,358
283	Straumann Holding AG (Registered Shares)	78,585
1,322	Synthes, Inc.	153,701
		420,644
	Miscellaneous Commercial Services
22	SGS SA (Registered Shares)	26,573

	Multi-Line Insurance
968	Zurich Financial Services AG (Registered Shares)	281,392

	Other Consumer Specialties
8,747	Compagnie Financiere Richemont S.A. (“A” Bearer Shares) (Units) +	547,783
564	Swatch Group AG (Bearer Shares)	169,466
1,148	Swatch Group AG (Registered Shares)	66,806
		784,055
	Other Metals/Minerals
25,871	Xstrata PLC	1,645,385

	Personnel Services
238	Adecco S.A. (Registered Shares) (a)	16,478

	Pharmaceuticals: Major
40,004	Novartis AG (Registered Shares)	2,159,564
12,033	Roche Holding AG	2,129,515
		4,289,079
	Property - Casualty Insurers
8,981	Swiss Re (Registered Shares) (a)	766,842

	Semiconductors
750	Micronas Semiconductor Holding AG (Registered Shares)*	11,515

	Total Switzerland	19,014,976

	Taiwan (0.1%)
	Electronic Equipment/Instruments
26,658	AU Optronics Corp. (Sponsored ADR) (a)	451,053

	Turkey # (0.3%)
	Regional Banks
20,895	Akbank T.A.S.	141,290
31,310	Turkiye Is Bankasi (Series C)	170,923
		312,213
	Wireless Telecommunications
76,710	Turkcell Iletisim Hizmetleri A.S.	541,829

	Total Turkey	854,042

	United Kingdom # (16.2%)
	Advertising/Marketing Services
29,332	Aegis Group PLC	74,545
13,410	WPP Group PLC	192,352
8,973	Yell Group PLC	83,593
		350,490
	Aerospace & Defense
69,906	BAE Systems PLC	591,142
33,215	Cobham PLC	128,375
11,324	Meggitt PLC	70,036
40,392	Rolls-Royce Group PLC*	413,449
		1,203,002
	Airlines
14,329	British Airways PLC*	115,218

	Apparel/Footwear
4,378	Burberry Group PLC	55,889

	Auto Parts: O.E.M.
10,171	GKN PLC	78,662
2,453	TI Automotive Ltd.*	0
		78,662
	Beverages: Alcoholic
70,772	Diageo PLC	1,443,394

	Broadcasting
52,249	ITV PLC	107,759

	Cable/Satellite TV
15,201	British Sky Broadcasting Group PLC	204,360

	Casino/Gaming
19,185	Ladbrokes PLC	158,222
13,491	William Hill PLC	163,658
		321,880
	Catalog/Specialty Distribution
10,876	Home Retail Group PLC	89,947

	Chemicals: Major Diversified
22,472	Imperial Chemical Industries PLC	283,985
3,534	Johnson Matthey PLC	120,695
		404,680
	Construction Materials
15,547	Hanson PLC	343,226

	Containers/Packaging
10,347	Rexam PLC	105,227

	Department Stores
22,378	Marks & Spencer Group PLC	284,489
3,491	Next PLC	132,968
		417,457
	Electric Utilities
1,855	Drax Group PLC	25,828
4,096	International Power PLC	34,071
64,113	National Grid PLC	908,707
21,694	Scottish & Southern Energy PLC	631,636
2,429	United Utilities PLC	32,876
		1,633,118
	Electronic Equipment/Instruments
5,721	Invensys PLC*	43,129

	Electronics/Appliance Stores
26,580	DSG International PLC	83,706
9,480	Kesa Electricals PLC	61,592
		145,298
	Engineering & Construction
6,257	AMEC PLC	79,791
11,318	Balfour Beatty PLC	97,326
		177,117
	Environmental Services
10,648	Biffa PLC	53,281

	Finance/Rental/Leasing
3,482	International Personal Finance*	15,577
1,741	Provident Financial PLC	31,808
		47,385
	Financial Conglomerates
520	Close Brothers Group PLC	8,428
103,877	Lloyds TSB Group PLC	1,166,398
		1,174,826
	Financial Publishing/Services
20,293	Reuters Group PLC	254,041

	Food Retail
23,347	Sainsbury (J) PLC	268,842
126,424	Tesco PLC	1,039,219
		1,308,061
	Food: Major Diversified
29,011	Unilever PLC	904,004

	Food: Specialty/Candy
44,003	Cadbury Schweppes PLC	548,035
15,384	Tate & Lyle PLC	177,496
		725,531
	Gas Distributors
59,164	Centrica PLC	427,746

	Home Building
3,603	Barratt Developments PLC	67,982

3,123	Bellway PLC	77,924
1,777	Berkeley Group Holdings PLC (The) (Units)*+	58,819
3,901	Persimmon PLC	91,547
17,270	Taylor Wimpey PLC	114,251
		410,523
	Home Improvement Chains
16,731	Kingfisher PLC	72,259

	Hotels/Resorts/Cruiselines
4,309	Carnival PLC	188,164
8,641	InterContinental Hotels Group PLC	196,738
		384,902
	Household/Personal Care
20,528	Reckitt Benckiser PLC	1,100,291

	Industrial Conglomerates
9,009	Kelda Group PLC	153,293
7,896	Smiths Group PLC	167,503
19,933	Tomkins PLC	95,104
		415,900
	Industrial Machinery
6,480	FKI PLC	14,401

	Information Technology Services
20,898	LogicaCMG PLC	64,897
12,889	Misys PLC	62,107
		127,004
	Integrated Oil
67,782	BG Group PLC	1,107,859
338,961	BP PLC	3,939,720
72,450	Royal Dutch Shell PLC (A Shares)	2,822,728
50,605	Royal Dutch Shell PLC (B Shares)	2,002,922
		9,873,229
	Investment Banks/Brokers
1,519	ICAP PLC	14,616
2,242	London Stock Exchange Group PLC	60,586
		75,202
	Investment Managers
1,120	3i Group PLC	24,256
2,028	Invesco PLC	25,534
8,820	Man Group PLC	100,339
497	Schroders PLC	12,437
		162,566
	Life/Health Insurance
41,875	Friends Provident PLC	156,877
39,637	Prudential PLC	542,343
		699,220
	Major Banks
103,022	Barclays PLC	1,447,036
59,657	HBOS PLC	1,169,993
97,409	HSBC Holdings PLC (Registered Shares)	1,810,728
138,258	Royal Bank of Scotland Group PLC	1,656,108
		6,083,865
	Major Telecommunications
146,554	BT Group PLC	933,967

	Medical Specialties
15,392	Smith & Nephew PLC	182,702

	Miscellaneous Commercial Services
10,545	BBA Aviation PLC	51,654
10,926	Experian Group Ltd.	125,415
4,556	G4S PLC	19,837
5,673	Rentokil Initial PLC	17,812
1,852	Serco Group PLC	16,352
		231,070
	Miscellaneous Manufacturing
4,162	Fiberweb PLC	11,134
9,042	IMI PLC	107,302
		118,436
	Movies/Entertainment
12,106	EMI Group PLC	62,356
5,748	Rank Group PLC	19,318
		81,674

	Multi-Line Insurance
55,119	Aviva PLC	764,532
139,516	Legal & General Group PLC	395,975
793	Resolution PLC	10,585
		1,171,092
	Other Metals/Minerals
43,335	Anglo American PLC	2,489,527
75,102	BHP Billiton PLC	2,216,139
33,227	Rio Tinto PLC	2,400,728
		7,106,394
	Other Transportation
3,603	Arriva PLC	57,369
9,153	FirstGroup PLC	116,459
9,091	Stagecoach Group PLC	38,324
		212,152
	Packaged Software
28,484	Sage Group PLC (The)	132,102

	Personnel Services
1,833	Capita Group PLC	26,731
18,368	Hays PLC	59,255
3,736	Michael Page International PLC	40,922
		126,908
	Pharmaceuticals: Major
23,717	AstraZeneca PLC	1,230,057
86,832	GlaxoSmithKline PLC	2,217,230
		3,447,287
	Precious Metals
616	Lonmin PLC	43,498

	Publishing: Books/Magazines
3,334	EMAP PLC	56,864
13,054	Pearson PLC	209,550
17,294	Reed Elsevier PLC	214,028
		480,442
	Publishing: Newspapers
4,759	Daily Mail and General Trust	68,888
3,867	United Business Media PLC	59,108
		127,996
	Pulp & Paper
10,447	Bunzl PLC	137,106
11,905	Mondi PLC*	104,519
		241,625
	Railroads
3,313	National Express Group PLC	76,128

	Real Estate Investment Trusts
8,120	British Land Co. PLC	202,362
4,436	Hammerson PLC	106,758
7,260	Land Securities Group PLC	246,570
3,868	Liberty International PLC	80,569
6,295	Segro PLC	68,769
		705,028
	Regional Banks
1,897	Northern Rock PLC	30,870

	Restaurants
52,088	Compass Group PLC	351,667
6,319	Punch Taverns PLC	146,650
4,927	Whitbread PLC	165,592
		663,909
	Retail - Specialty
17,719	Enterprise Inns PLC	241,998

	Semiconductors
44,149	ARM Holdings PLC	131,215
2,965	CSR PLC*	42,913
		174,128
	Specialty Stores
7,209	Galiform PLC*	18,854
79,046	Signet Group PLC	155,930
		174,784
	Tobacco
20,859	British American Tobacco PLC	674,239
8,848	Imperial Tobacco Group PLC	388,892
		1,063,131

	Utilities
6,863	Severn Trent PLC	178,587

	Wholesale Distributors
12,462	Electrocomponents PLC	62,571
12,575	Wolseley PLC	273,827
		336,398
	Wireless Telecommunications
940,865	Vodafone Group PLC	2,857,906

	Total United Kingdom	52,694,302

	TOTAL COMMON STOCKS (Cost $205,255,353)	308,903,432

	PREFERRED STOCKS (1.5%)
	Brazil (1.0%)
	Airlines
12,500	Gol - Linhas Aereas Inteligentes S.A. (ADR) (a)	311,500

	Beverages: Alcoholic
197,692	Companhia de Bebidas das Americas	136,994

	Containers/Packaging
7,500	Klabin S.A.	25,648

	Electric Utilities
1,330,027	Centrais Eletricas Brasileiras S.A. (Class B)	34,536
3,516	Companhia Energetica de Minas Gerais	71,694
		106,230
	Food Retail
200	Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Sponsored ADR) (a)	7,436

	Food: Meat/Fish/Dairy
5,500	Sadia S.A.	26,285

	Integrated Oil
26,504	Petroleo Brasileiro S.A.	745,214

	Major Telecommunications
2,800	Brasil Telecom Participacoes S.A.	36,814

	Miscellaneous Commercial Services
4,578	Contax Participacoes S.A.	6,418

	Other Metals/Minerals
14,886	Companhia Vale do Rio Doce (Class A)	626,442

	Pulp & Paper
4,988	Aracruz Celulose S.A. (B Shares)	31,758
768	Votorantim Celulose e Papel S.A.	18,352
		50,110
	Regional Banks
8,000	Banco Bradesco S.A.	208,878
9,647	Banco Itau Holding Financeira S.A.	440,600
2,650	Unibanco-Uniao de Bancos Brasileiros S.A. (GDR) (Units) +	309,096
		958,574
	Specialty Telecommunications
1,982,422	Embratel Participacoes S.A.	7,474
3,556	Tele Norte Leste Participacoes S.A.	75,833
		83,307
	Steel
4,250	Gerdau S.A.	107,988
1,600	Usinas Siderurgicas de Minas Gerais S.A. (Class A)	98,556
		206,544
	Wireless Telecommunications
3,989	Vivo Participacoes S.A.	17,772

	Total Brazil	3,345,288

	Colombia (0.1%)
	Regional Banks
5,100	Bancolombia S.A. (Sponsored ADR)	181,509

	Germany # (0.4%)
	Electric Utilities
1,246	RWE AG NV	118,634

	Household/Personal Care
5,886	Henkel KGaA - Vorzug (a)	317,658

	Motor Vehicles
243	Porsche AG	438,595
3,087	Volkswagen AG	347,021
		785,616

	Total Germany	1,221,908

	Russia (0.0%)
	Oil & Gas Production
2,100	Surgutneftegaz (Sponsored ADR) (a)	145,215

	TOTAL PREFERRED STOCKS (Cost $2,346,110)	4,893,920

NUMBER OF
RIGHTS
	RIGHTS (0.0%)
	Japan (0.0%)
	Other Metals/Minerals
22,095	Dowa Holdings Co.* #	0

	Sweden (0.0%)
	Steel
4,500	SSAB Svenskt Stal AB* #	14,336

	TOTAL RIGHTS (Cost $0)	14,336

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENTS (14.6%)
	Investment Company (d) (0.6%)
$2,056	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class	2,056,125

	Short-Term Debt Securities held as
	Collateral on Loaned Securities (a) (14.0%)
1,402	AIG Match Funding Corp., 5.30%, 12/17/07 (b)	1,402,030
1,001	Alliance and Leister PLC, 5.33%, 08/29/08 (b)	1,001,409
501	Bancaja, 5.36%, 08/29/08 (b)	500,704
501	Bank of New York Co., Inc. 5.32%, 08/29/08 (b)	500,704
501	BASF AG, 5.36%, 07/18/08 (b)	500,654
1,001	BNP Paribas Mtn., 5.35%, 08/29/08 (b)	1,001,409
2,003	Cam U.S. Finance S.A. Unipersonal, 5.37%, 08/29/08 (b)	2,002,817
1,001	Canadian Imperial Bank N.Y., 5.42%, 07/28/08 (b)	1,001,409
500	CC USA Inc., 5.50%, 01/28/08 (b)	500,272
701	CIC NY, 5.30%, 09/04/07 (b)	700,969
1,803	CIT Group Holdings, 5.38%, 06/18/08 (b)	1,802,535
1,001	Credit Suisse First Boston, N.Y., 5.32%, 03/14/08 (b)	1,001,409
1,001	Dexia Bank NY, 5.32%, 09/28/07 (b)	1,001,359
	First Tennesee Bank
501	5.33%, 08/29/08 (b)	500,704
2,003	5.34%, 08/29/08 (b)	2,002,646
	Goldman Sachs Group, Inc.,
501	5.37%, 08/29/08 (b)	500,704
941	5.50%, 07/31/08 (b)	941,324
501	HSBC Finance Corp., 5.33%, 08/29/08 (b)	500,704
2,003	IBM Corp., 5.29%, 08/29/08 (b)	2,003,078
1,001	Macquarie Bank Ltd., 5.34%, 08/29/08 (b)	1,001,409
1,004	Marshall & Ilsley Bank 5.37%, 12/17/07	1,004,218
1,502	Metropolitan Life Global Funding, 5.31%, 08/29/08 (b)	1,502,113
1,001	Natexis Banques Populaires NY, 5.33%, 09/07/07 (b)	1,001,409
501	National City Bank Cleveland, 5.32%, 09/18/07 (b)	500,695
2,003	National Rural Utilities Coop., Fin., 5.33%, 08/29/08 (b)	2,002,817
1,162	Nationwide Building Society, 5.44%, 07/31/08 (b)	1,161,634
2,002	National Bank of Canada, 5.31%, 04/02/08 (b)	2,002,447
1,985	Rhein-Main Securitisaton Limited, 5.33%, 09/24/07	1,985,192
	Sheffield Receivable Corp.,
997	5.30%, 08/24/07	997,002
797	5.31%, 08/27/07	797,478

2,403	Societe Generale, N.Y., 5.30%, 12/31/07 (b)		2,403,074
897	Ticonderoga Funding LLC., 5.30%, 08/17/07		897,038
5,985	UBS Securities LLC., 5.30%, 08/01/07		5,984,860
1,102	Unicredito Deleware Inc., 5.33%, 08/29/08 (b)		1,101,598
701	Unicredito Italiano Bank (IRE) PLC, 5.34%, 08/29/08 (b)		700,986
1,001	Washington Mutual Bank FA, 5.33%, 10/22/07		1,001,409

	Total Short-Term Debt Securities held as Collateral on Loaned Securities (Cost $45,412,219)		45,412,219

	TOTAL SHORT-TERM INVESTMENTS (Cost $47,468,344)		47,468,344

	TOTAL INVESTMENTS (Cost $255,069,807) (e) (f)	111.1%	361,280,032
	LIABILITIES IN EXCESS OF OTHER ASSETS	(11.1)	(36,180,345)
	NET ASSETS	100.0%	$325,099,687

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
*	Non-income producing security.
**	Comprised of securities in separate entilies that are traded as a single stapled security.
+	Consist of one or more class of securities traded together as a unit; stocks with attached warrants.
#

Securities with total market value equal to $303,680,215 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(a)	All or a portion of these securities were on loan at July 31, 2007. The total value of the loaned securities and related collateral outstanding were $43,321,360 and $45,412,219, respectively.
(b)	Variable/Floating Rate Security - interest rate changes on these instruments are based on changes in a designated base rate. The rate shown are those in effect on July 31, 2007.
(c)

At July 31, 2007, investments in securities of issuers in Japan represented 24.4% of the Fund’s net assets.  These investments as well as other non-U.S. investments, which involve risks and consideration not present with respect to U.S. securities, may be affected by economic or political development in this region.

(d)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser.  Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $15,030 for the period ended July 31, 2007.

(e)	Securities have been designated as collateral in an amount equal to $137,697,268 in connection with open forward foreign currency contracts and open futures contracts,.
(f)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $110,210,212 and the aggregate gross unrealized depreciation is $3,999,987, resulting in net unrealized appreciation of $106,210,225.

FUTURES CONTRACTS OPEN AT JULY 31, 2007:

Number of Contracts	Long/ Short	Description, Delivery Month, and Year	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
25	Long	CAC40 10 EURO Future August/2007	1,971,891	$(97,098)
36	Long	TOPIX INDEX Future September/2007	5,167,298	(213,099)
38	Short	DJ EURO STOXX 50 September/2007	(2,250,361)	52,520

		Net Unrealized Depreciation		$(257,677)

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 2007:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HKD	3,012,803		$384,983	8/1/2007	$49
HKD	420,395		$53,715	8/2/2007	3
JPY	24,000,000		$201,884	8/2/2007	17
	$2,627,139	AUD	3,122,528	9/14/2007	40,281
	$2,860,679	AUD	3,399,553	9/14/2007	43,389
	$257,666	AUD	306,096	9/14/2007	3,817
	$7,275,631	EUR	5,444,650	9/14/2007	185,445
EUR	216,702		$289,540	9/14/2007	(7,418)
	$23,024,134	EUR	17,232,408	9/14/2007	590,296
	$31,883,892	EUR	23,857,867	9/14/2007	809,736
EUR	3,379,863		$4,516,883	9/14/2007	(114,713)
	$2,535,279	EUR	1,896,117	9/14/2007	63,065
EUR	41,535,543		$55,535,097	9/14/2007	(1,383,134)
EUR	6,200,664		$8,293,699	9/14/2007	(203,382)
	$14,043,191	EUR	10,505,944	9/14/2007	353,630
	$1,370,709	GBP	694,765	9/14/2007	41,054
	$14,758,606	GBP	7,480,294	9/14/2007	441,352
	$5,481,830	HKD	42,753,342	9/14/2007	(11,888)
HKD	105,720,805		$13,557,014	9/14/2007	30,897
JPY	171,890,772		$1,427,925	9/14/2007	(26,619)
JPY	4,636,684,154		$38,513,385	9/14/2007	(722,360)
	$6,860,752	JPY	825,976,218	9/14/2007	128,681
	$6,075,497	JPY	730,797,200	9/14/2007	108,529
	$859,468	JPY	103,432,639	9/14/2007	15,782
	$5,178,785	JPY	623,028,596	9/14/2007	93,299
	$392,471	SEK	2,761,114	9/14/2007	17,978

		Net Unrealized Appreciation			$497,786

Currency Abbreviations:

AUD	Australian Dollar.
GBP	British Pound.
EUR	Euro.
HKD	Hong Kong Dollar.
JPY	Japanese Yen.
SEK	Swedish Krona.

Morgan Stanley International Fund

Summary of Investments   July 31, 2007 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	TOTAL INVESTMENTS

Short-Term Investment	$47,468,344	13.2%
Major Banks	36,872,306	10.2
Integrated Oil	18,343,510	5.1
Other Metals/Minerals	16,076,670	4.5
Motor Vehicles	12,560,507	3.5
Electric Utilities	12,076,919	3.3
Industrial Conglomerates	11,251,254	3.1
Pharmaceuticals: Major	11,183,806	3.1
Major Telecommunications	10,805,034	3.0
Regional Banks	9,913,870	2.7
Financial Conglomerates	8,431,727	2.3
Electronic Equipment/Instruments	7,061,383	2.0
Wireless Telecommunications	6,968,402	1.9
Food: Major Diversified	6,626,545	1.8
Multi-Line Insurance	6,390,893	1.8
Real Estate Development	5,402,339	1.5
Steel	4,973,317	1.4
Wholesale Distributors	4,850,924	1.3
Telecommunication Equipment	4,703,833	1.3
Engineering & Construction	4,334,388	1.2
Chemicals: Major Diversified	4,280,689	1.2
Industrial Machinery	4,198,559	1.2
Food Retail	4,083,102	1.1
Trucks/Construction/Farm Machinery	3,659,584	1.0
Life/Health Insurance	3,436,388	1.0
Beverages: Alcoholic	3,404,276	0.9
Chemicals: Specialty	3,379,915	0.9
Investment Banks/Brokers	3,308,724	0.9
Electronics/Appliances	2,932,903	0.8
Household/Personal Care	2,892,639	0.8
Oil & Gas Production	2,844,125	0.8
Oil Refining/Marketing	2,828,194	0.8
Construction Materials	2,784,910	0.8
Property - Casualty Insurers	2,682,489	0.7
Gas Distributors	2,662,397	0.7
Electrical Products	2,515,770	0.7
Information Technology Services	2,456,382	0.7
Tobacco	2,359,565	0.7
Semiconductors	2,137,240	0.6
Pharmaceuticals: Other	2,041,034	0.6
Railroads	1,977,244	0.6
Packaged Software	1,933,598	0.5
Auto Parts: O.E.M.	1,918,829	0.5
Electronic Components	1,918,556	0.5
Department Stores	1,785,126	0.5
Real Estate Investment Trusts	1,778,668	0.5
Home Building	1,758,870	0.5
Food: Specialty/Candy	1,753,788	0.5
Aerospace & Defense	1,731,165	0.5
Building Products	1,670,470	0.5
Air Freight/Couriers	1,668,064	0.5
Marine Shipping	1,629,199	0.5

Pulp & Paper	1,445,784	0.4
Other Transportation	1,389,436	0.4
Recreational Products	1,364,320	0.4
Apparel/Footwear	1,348,492	0.4
Industrial Specialties	1,319,570	0.4
Medical Specialties	1,317,429	0.4
Electronic Production Equipment	1,158,466	0.3
Airlines	1,131,697	0.3
Metal Fabrications	1,118,640	0.3
Hotels/Resorts/Cruiselines	1,022,856	0.3
Apparel/Footwear Retail	964,506	0.3
Publishing: Books/Magazines	964,419	0.3
Miscellaneous Commercial Services	859,597	0.2
Automotive Aftermarket	830,133	0.2
Other Consumer Specialties	805,933	0.2
Electronic Distributors	760,777	0.2
Restaurants	663,909	0.2
Casino/Gaming	643,042	0.2
Broadcasting	593,347	0.2
Media Conglomerates	565,175	0.2
Chemicals: Agricultural	563,560	0.2
Specialty Telecommunications	508,683	0.1
Electronics/Appliance Stores	495,373	0.1
Textiles	490,708	0.1
Advertising/Marketing Services	484,255	0.1
Discount Stores	453,547	0.1
Finance/Rental/Leasing	447,653	0.1
Aluminum	435,604	0.1
Precious Metals	429,279	0.1
Publishing: Newspapers	426,638	0.1
Containers/Packaging	424,739	0.1
Coal	396,805	0.1
Food: Meat/Fish/Dairy	394,115	0.1
Specialty Stores	385,464	0.1
Biotechnology	373,708	0.1
Computer Processing Hardware	350,082	0.1
Commercial Printing/Forms	342,919	0.1
Miscellaneous Manufacturing	331,567	0.1
Medical/Nursing Services	324,500	0.1
Investment Managers	323,594	0.1
Water Utilities	315,712	0.1
Financial Publishing/Services	277,884	0.1
Movies/Entertainment	271,378	0.1
Beverages: Non-Alcoholic	267,023	0.1
Retail - Specialty	241,998	0.1
Cable/Satellite TV	238,485	0.1
Other Consumer Services	218,216	0.1
Internet Software/Services	214,832	0.1
Personnel Services	195,878	0.1
Utilities	178,587	0.0
Food Distributors	169,131	0.0
Medical Distributors	165,018	0.0
Office Equipment/Supplies	144,887	0.0
Computer Peripherals	128,573	0.0
Hospital/Nursing Management	118,248	0.0
Trucking	114,202	0.0
Tools/Hardware	101,410	0.0
Agricultural Commodities/Milling	98,941	0.0
Environmental Services	97,268	0.0

Investment Trusts/Mutual Funds	91,837		0.0
Catalog/Specialty Distribution	89,947		0.0
Home Improvement Chains	72,259		0.0
Oilfield Services/Equipment	42,837		0.0
Pharmaceuticals: Generic Drugs	38,671		0.0
Data Processing Services	28,056		0.0

	$361,280,032	*	100.0%

*                      Does not include open long and short futures contracts with underlying face amounts of $7,139,189 and $2,250,361, respectively, and net unrealized appreciation of $52,520 and unrealized depreciation of $310,197, respectively. Also open forward foreign currency contracts with net unrealized appreciation of $497,786.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2007